GENERAL (Incorporation of Caesarstone Southeast Asia Ltd.) (Details) (Prema Asia Marketing PTE Ltd. [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Sep. 30, 2014	Oct. 01, 2011	Dec. 31, 2012	Dec. 31, 2011
Prema Asia Marketing PTE Ltd. [Member]
Business Acquisition [Line Items]
Cash	$ 150	$ 500	$ 150
Deferred payment		250
Maximum contingent payment		$ 250	$ 250	$ 300